Longleaf Partners Fund
Portfolio of Investments
March 31, 2019
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Aerospace & Defense
United Technologies Corporation	779,371	$ 100,453,128	4.8%
Air Freight & Logistics
FedEx Corporation	748,705	135,822,574	6.6
Capital Markets
Affiliated Managers Group, Inc.	975,850	104,523,294	5.0
Construction Materials
LafargeHolcim Ltd (a) (Switzerland)	2,069,778	102,204,953	4.9
Diversified Telecommunication Services
CenturyLink, Inc.	14,087,844	168,913,250	8.1
Hotels, Restaurants & Leisure
Wynn Resorts, Limited	826,359	98,601,156	4.8
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	14,676,500	154,150,972	7.4
General Electric Company	15,908,168	158,922,599	7.7
		313,073,571	15.1
Insurance
Fairfax Financial Holdings Limited (Canada)	214,446	99,331,817	4.8
Interactive Media & Services
Alphabet Inc. - Class C*	82,930	97,302,598	4.7
Leisure Products
Mattel, Inc.*	9,956,051	129,428,663	6.2
Machinery
CNH Industrial N.V. (Netherlands)	9,779,757	99,436,562	4.8
Media
Comcast Corporation - Class A	2,126,951	85,035,501	4.1
Oil, Gas & Consumable Fuels
CNX Resources Corporation*(b)	10,605,889	114,225,424	5.5
Pharmaceuticals
Allergan plc	677,941	99,257,342	4.8
Real Estate Investment Trusts (REITs)
Park Hotels & Resorts Inc.	3,284,886	102,094,257	4.9
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	11,111,000	98,796,527	4.8
Total Common Stocks (Cost $1,965,987,282)		1,948,500,617	93.9
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 9/21/20, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $758,744)	119,000,000	499,800	—
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.50%, dated 3/29/19, due 04/01/19, Repurchase price $81,806,408 (Collateral: $83,439,064 U.S. Treasury Bonds, 2.25% - 3.13% due 2/15/2027 to 5/15/2048, Par $82,135,000)	81,803,000	81,803,000	4.0
0

continued
	Principal Amount	Value	% of Net Assets
U.S. Treasury Bill, 2.41% due 06/27/19	40,000,000	$ 39,773,542	1.9%
Total Short-Term Obligations (Cost $121,573,127)		121,576,542	5.9
Total Investments (Cost $2,088,319,153)		2,070,576,959	99.8
Other Assets (Liabilities), Net		3,763,056	0.2
Net Assets		$2,074,340,015	100.0%

*	Non-income producing security.
(a)	See Note 5.
(b)	Affiliated issuer during the period. See Note 3.
Note: Companies headquartered outside the U.S. represent 26.7% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
March 31, 2019
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Capital Markets
Lazard Ltd - Class A(a)	4,411,985	$ 159,449,138	4.6%
Chemicals
OCI N.V.*(b) (Netherlands)	6,326,867	173,881,320	5.1
Communications Equipment
ViaSat, Inc.*	1,651,432	127,985,980	3.7
Construction Materials
Summit Materials, Inc. - Class A*(c)	12,699,444	201,540,176	5.9
Diversified Consumer Services
Graham Holdings Company - Class B(c)	335,936	229,504,757	6.7
Diversified Telecommunication Services
CenturyLink, Inc.	17,848,000	213,997,520	6.2
Entertainment
Liberty Media Formula One - Class A*	2,322,149	79,045,952	2.3
Liberty Media Formula One - Class C*	2,752,021	96,458,336	2.8
		175,504,288	5.1
Leisure Products
Mattel, Inc.*	15,013,426	195,174,538	5.7
Machinery
Actuant Corporation - Class A(c)	5,841,674	142,361,595	4.2
Media
GCI Liberty, Inc. - Class A*	3,274,555	182,098,004	5.3
Oil, Gas & Consumable Fuels
CNX Resources Corporation*(c)	12,038,143	129,650,800	3.8
Real Estate Investment Trusts (REITs)
Park Hotels & Resorts Inc.	5,341,490	166,013,509	4.8
PotlatchDeltic Corporation(c)	4,584,378	173,243,645	5.1
		339,257,154	9.9
Real Estate Management & Development
Realogy Holdings Corp.(c)	9,135,453	104,144,164	3.0
Technology Hardware, Storage & Peripherals
Eastman Kodak Company*(d)	4,000,000	11,840,000	0.3
Total Common Stocks (Cost $2,424,253,577)		2,386,389,434	69.5
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series A 5.50%(d)(e) (Cost $186,430,000)	1,864,300	136,802,334	4.0
	Principal Amount
Corporate Bonds
Multiline Retail
Neiman Marcus Group LTD LLC 8.00% 144A Senior Notes due 10/15/2021(f)	180,971,000	96,819,485	2.8
Neiman Marcus Group LTD LLC 8.75% 144A Senior Notes due 10/15/2021(f)(g)	102,049,503	55,106,732	1.6
Total Corporate Bonds (Cost $199,981,836)		151,926,217	4.4
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.50%, dated 3/29/19, due 04/01/19, Repurchase price $194,114,088 (Collateral: $197,992,906 U.S. Treasury Bonds, 1.63% - 2.63% due 1/31/2026 to 2/15/2027, Par $201,260,000)	194,106,000	194,106,000	5.6
U.S. Treasury Bill, 2.20% due 04/25/19	200,000,000	199,687,333	5.8

continued
	Principal Amount	Value	% of Net Assets
U.S. Treasury Bill, 2.41% due 06/27/19	400,000,000	$ 397,735,424	11.6%
Total Short-Term Obligations (Cost $791,494,598)		791,528,757	23.0
Total Investments (Cost $3,602,160,011)		3,466,646,742	100.9
Other Assets (Liabilities), Net		(31,969,009)	(0.9)
Net Assets		$3,434,677,733	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	See Note 5.
(c)	Affiliated issuer during the period. See Note 3.
(d)	Controlled investment during the period. See Note 3.
(e)	These shares were acquired directly from the issuer in a private placement on November 7, 2016 with a total cost at March 31, 2019 of $186,430,000. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Series A Preferred Stock as well as the Common Stock issuable upon conversion of the Series A Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Note 2).
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
Note: Companies headquartered outside the U.S. represent 5.1% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
March 31, 2019
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
Bollore (France)	12,044,989	$ 54,423,021	4.7%
Beverages
Becle, S.A.B. de C.V. (Mexico)	28,730,027	44,093,585	3.8
C&C Group plc (Ireland)	13,035,273	46,791,638	4.1
		90,885,223	7.9
Capital Markets
Lazard Ltd - Class A(a)	772,891	27,932,281	2.4
Chemicals
LANXESS AG (Germany)	528,312	28,173,953	2.5
OCI N.V.*(b) (Netherlands)	2,013,672	55,341,759	4.8
		83,515,712	7.3
Construction Materials
LafargeHolcim Ltd (French Exchange)(b) (Switzerland)	1,535,332	75,814,187	6.6
LafargeHolcim Ltd (Swiss Exchange)(b) (Switzerland)	33,855	1,672,435	0.2
		77,486,622	6.8
Diversified Financial Services
EXOR N.V. (Netherlands)	1,446,650	93,959,387	8.2
Diversified Telecommunication Services
Bharti Infratel Limited (India)	7,990,809	36,150,408	3.1
Electrical Equipment
Vestas Wind Systems A/S (Denmark)	529,772	44,576,182	3.9
Hotels, Restaurants & Leisure
Belmond Ltd. - Class A* (United Kingdom)	1,069,711	26,667,895	2.3
Melco International Development Limited (Hong Kong)	35,463,700	83,125,635	7.3
Yum China Holdings, Inc. (China)	661,843	29,723,369	2.6
		139,516,899	12.2
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	7,318,000	76,862,795	6.7
Insurance
Fairfax Financial Holdings Limited (Canada)	95,827	44,387,259	3.9
Interactive Media & Services
Baidu, Inc. ADR* (China)	327,562	53,998,596	4.7
Machinery
MinebeaMitsumi Inc. (Japan)	4,250,200	63,774,092	5.6
Metals & Mining
thyssenkrupp AG (Germany)	1,170,559	16,078,674	1.4
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	6,575,000	58,463,430	5.1
Great Eagle Holdings Limited (Hong Kong)	10,659,476	54,316,147	4.7
		112,779,577	9.8
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	320,197	23,326,227	2.0
Wireless Telecommunication Services
Millicom International Cellular S.A. (Sweden)	929,168	56,415,877	4.9
Total Common Stocks (Cost $946,608,079)		1,096,068,832	95.5

continued
	Notional Amount	Value	% of Net Assets
Options Purchased
Currency
Hong Kong Dollar Put, 9/21/20, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $1,071,168)	168,000,000	$ 705,600	0.1%
	Principal Amount
Short-Term Obligations
Repurchase agreement, 0.50%, dated 3/29/19, due 04/01/19, Repurchase price $53,102,213 (Collateral: $54,163,107 U.S. Treasury Bond, 2.63% due 1/31/26, Par $52,820,000) (Cost $53,100,000)	53,100,000	53,100,000	4.6
Total Investments (Cost $1,000,779,247)		1,149,874,432	100.2
Other Assets (Liabilities), Net		(2,299,175)	(0.2)
Net Assets		$1,147,575,257	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	See Note 5.

Forward Currency Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Gain(Loss)
USD 43,713,047	RMB 301,860,446	State Street	6/19/19	$(1,176,538)
USD 25,270,490	RMB 173,857,114	State Street	12/18/19	(538,222)
USD 14,465,177	RMB 97,292,781	State Street	3/18/20	39,139
				$(1,675,621)
Currency Abbreviation:
RMB - Chinese Renminbi
USD - U.S. Dollar
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
March 31, 2019
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Aerospace & Defense
United Technologies Corporation (United States)	70,226	$ 9,051,429	4.4%
Air Freight & Logistics
FedEx Corporation (United States)	69,495	12,607,088	6.1
Chemicals
OCI N.V.*(a) (Netherlands)	363,981	10,003,292	4.8
Construction Materials
LafargeHolcim Ltd (French Exchange)(a) (Switzerland)	151,289	7,470,601	3.6
LafargeHolcim Ltd (Swiss Exchange)(a) (Switzerland)	42,410	2,095,052	1.0
		9,565,653	4.6
Diversified Financial Services
EXOR N.V. (Netherlands)	271,809	17,653,895	8.5
Diversified Telecommunication Services
CenturyLink, Inc. (United States)	1,059,526	12,703,717	6.2
Electrical Equipment
Vestas Wind Systems A/S (Denmark)	99,043	8,333,696	4.0
Hotels, Restaurants & Leisure
Melco International Development Limited (Hong Kong)	6,557,388	15,370,281	7.4
Yum China Holdings, Inc. (China)	119,435	5,363,826	2.6
		20,734,107	10.0
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	1,337,529	14,048,403	6.8
General Electric Company (United States)	1,431,726	14,302,943	6.9
		28,351,346	13.7
Insurance
Fairfax Financial Holdings Limited (Canada)	20,612	9,547,520	4.6
Interactive Media & Services
Alphabet Inc. - Class C* (United States)	8,301	9,739,646	4.7
Machinery
CNH Industrial N.V. (Netherlands)	657,164	6,681,774	3.3
MinebeaMitsumi Inc. (Japan)	332,000	4,981,648	2.4
		11,663,422	5.7
Media
Comcast Corporation - Class A (United States)	207,245	8,285,655	4.0
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	724,102	7,798,578	3.8
Pharmaceuticals
Allergan plc (United States)	63,823	9,344,325	4.5
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	1,186,029	10,545,905	5.1
Total Common Stocks (Cost $181,119,754)		195,929,274	94.7
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 9/21/20, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $153,024)	24,000,000	100,800	—

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement, 0.50%, dated 3/29/19, due 04/01/19, Repurchase price $10,921,455 (Collateral: $11,141,275 U.S. Treasury Bond, 2.63% due 1/31/26, Par $10,865,000) (Cost $10,921,000)	10,921,000	$ 10,921,000	5.3%
Total Investments (Cost $192,193,778)		206,951,074	100.0
Other Assets (Liabilities), Net		(69,908)	(—)
Net Assets		$ 206,881,166	100.0%

*	Non-income producing security.
(a)	See Note 5.

Forward Currency Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Gain(Loss)
USD 4,613,831	RMB 32,455,560	State Street	12/18/19	$(204,127)
USD 736,200	RMB 4,951,681	State Street	3/18/20	1,992
				$(202,135)
Currency Abbreviation:
RMB - Chinese Renminbi
USD - U.S. Dollar
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined in accordance with procedures established by and under the general supervision of the Funds’ Board of Trustees (the "Board"). In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2019 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$ 321,545,358	$ 381,953,596	$ 218,480,630	$ 31,843,631
Gross unrealized depreciation	(344,478,054)	(524,474,897)	(69,265,503)	(18,222,718)
Net unrealized appreciation (depreciation)	$ (22,932,696)	$ (142,521,301)	$ 149,215,127	$ 13,620,913
Cost for federal income tax purposes	$2,093,509,655	$3,609,168,043	$1,000,659,305	$ 193,330,161
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.
Options
The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments. An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated, on expiration date, as realized losses on investments.
The market value of an exchange traded option is the last sales price, and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) options are valued at the mean of their closing bid and ask prices supplied by the counterparty in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees, and are categorized in Level 2 of the fair value hierarchy.
Risk of Options
Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing OTC options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.
Forward Currency Contracts
The Funds may use forward currency contracts for hedging purposes to offset currency exposure in portfolio holdings. Forward currency contracts are commitments to purchase or sell a foreign currency at a future maturity date at a prespecified price. The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service, and are categorized in Level 2 of the fair value hierarchy. An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized. For federal tax purposes, gain or loss on open forward contracts in qualifying currencies are treated as realized and are subject to distribution at our excise tax year-end date.
Risk of Forward Currency Contracts
Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or, considered separately, may produce a loss. Not all foreign currencies can be effectively hedged; and the costs of hedging may outweigh the benefits. If our hedging strategy does not correlate well with market and currency movements, price volatility of the portfolio could increase. Where a liquid secondary market for forwards does not exist, the Funds may not be able to close their positions and in such an event, the loss is theoretically unlimited. In addition, the Funds could be exposed to risks if the counterparty to these contracts is unable to perform.
Counterparty Risk and Collateral
The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.

3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Also, under the 1940 Act, a fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment. Affiliated companies and controlled investments during the period ended March 31, 2019 were as follows:
	Shares at 3/31/19	Value at 12/31/18	Purchases	Sales	Dividends	Net Realized Gain (Loss) 1/1/19 to 3/31/19	Net Unrealized Appreciation (Depreciation) 1/1/19 to 3/31/19	Value at 3/31/19
Partners Fund
CNX Resources Corporation*	10,605,889	$ 121,119,252	$ —	$ —	$ —	$ —	$ (6,893,828)	$ 114,225,424
Small-Cap Fund
Actuant Corporation – Class A	5,841,674	122,616,737	—	—		—	19,744,858	142,361,595
CNX Resources Corporation*	12,038,143	137,475,593	—	—	—	—	(7,824,793)	129,650,800
Eastman Kodak Company*(a)	4,000,000	10,200,000	—	—	—	—	1,640,000	11,840,000
Eastman Kodak Company ConvertiblePreferred Stock – Series A 5.5%(a)(b)	1,864,300	148,771,140	—	—	2,563,412	—	(11,968,806)	136,802,334
Graham Holdings Company – Class B	335,936	274,168,240	—	61,244,068	479,373	16,204,017	376,568	229,504,757
Hopewell Holdings Limited(c)	—	232,262,962	—	258,665,904	—	79,118,254	(52,715,312)	—
PotlatchDeltic Corporation	4,584,378	145,049,720	—	—	1,833,751	—	28,193,925	173,243,645
Realogy Holdings Corp.	9,135,453	134,108,450	—	—	822,191	—	(29,964,286)	104,144,164
Summit Materials, Inc. - Class A*	12,699,444	157,473,106	—	—	—	—	44,067,070	201,540,176
		$1,362,125,948	$ —	$319,909,972	$5,698,727	$95,322,271	$ (8,450,776)	$1,129,087,471
*	Non-income producing security.
(a)	Controlled investment.
(b)	Restricted security.
(c)	Not an affiliate at the end of the period.
4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at March 31, 2019 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$1,948,500,617	$ —	$—	$1,948,500,617

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Options Purchased	—	499,800	—	499,800
Short-Term Obligations	—	121,576,542	—	121,576,542
	$1,948,500,617	$122,076,342	$—	$2,070,576,959

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks	$2,386,389,434	$ —	$—	$2,386,389,434
Preferred Stock	—	136,802,334	—	136,802,334
Corporate Bonds	—	151,926,217	—	151,926,217
Short-Term Obligations	—	791,528,757	—	791,528,757
	$2,386,389,434	$1,080,257,308	$—	$3,466,646,742

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks	$1,096,068,832	$ —	$—	$1,096,068,832
Options Purchased	—	705,600	—	705,600
Short-Term Obligations	—	53,100,000	—	53,100,000
Forward Currency Contracts	—	(1,675,621)	—	(1,675,621)
	$1,096,068,832	$52,129,979	$—	$1,148,198,811

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks	$195,929,274	$ —	$—	$195,929,274
Options Purchased	—	100,800	—	100,800
Short-Term Obligations	—	10,921,000	—	10,921,000
Forward Currency Contracts	—	(202,135)	—	(202,135)
	$195,929,274	$10,819,665	$—	$206,748,939
5.    Related Parties
A substantial shareholder of Southeastern Concentrated Value Ltd. (SCV), a private fund under a discretionary investment management agreement with Southeastern and in which Longleaf portfolio managers and related parties have a substantial financial interest, is CEO and a director of OCI N.V. and a director of LafargeHolcim Ltd, which are investments in the Funds. Southeastern intends to follow its established investment disciplines with respect to OCI N.V. and LafargeHolicm Ltd and will disregard any potential biases the SCV relationship might create.